Fair Value Of Financial Instruments (Schedule Of Fair Value Of Financial Instruments) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities purchased under agreements to resell	[1]	$ 248,588	$ 160,423
Financial instruments owned		925,045	749,443
Available-for-sale securities		3,181,313	1,629,907
Held-to-maturity securities	[2]	3,040,554	1,874,998
Investments, at fair value		133,563	181,017
Derivative contracts		10,390
Securities sold under agreements to repurchase	[3]	268,546	278,674
Bank deposits		11,527,483	6,638,356
Financial instruments sold, but not yet purchased, at fair value		699,032	521,744
Derivative contracts		1,823	3,591
Borrowings		377,000	89,084
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		912,932	811,019
Cash segregated for regulatory purposes		73,235	227,727
Securities purchased under agreements to resell		248,588	160,423
Financial instruments owned		925,045	749,443
Available-for-sale securities		3,181,313	1,629,907
Held-to-maturity securities		3,038,405	1,855,399
Loans held for sale		228,588	189,921
Bank loans		5,591,190	3,143,515
Investments, at fair value		133,563	181,017
Derivative contracts	[4]	10,390
Securities sold under agreements to repurchase		268,546	278,674
Bank deposits		11,527,483	6,638,356
Financial instruments sold, but not yet purchased, at fair value		699,032	521,744
Derivative contracts	[5]	1,823	3,591
Borrowings		377,000	89,084
Federal Home Loan Bank advances		500,000	148,000
Senior notes		795,891	740,136
Debentures to Stifel Financial Capital Trusts		67,500	82,500
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		912,932	811,019
Cash segregated for regulatory purposes		73,235	227,727
Securities purchased under agreements to resell		248,588	160,423
Financial instruments owned		925,045	749,443
Available-for-sale securities		3,181,313	1,629,907
Held-to-maturity securities		3,040,554	1,874,998
Loans held for sale		228,588	189,921
Bank loans		5,633,804	3,188,402
Investments, at fair value		133,563	181,017
Derivative contracts	[4]	10,390
Securities sold under agreements to repurchase		268,546	278,674
Bank deposits		11,092,185	6,627,818
Financial instruments sold, but not yet purchased, at fair value		699,032	521,744
Derivative contracts	[5]	1,823	3,591
Borrowings		377,000	89,084
Federal Home Loan Bank advances		500,000	148,000
Senior notes		799,632	736,135
Debentures to Stifel Financial Capital Trusts		$ 52,525	$ 72,371

[1]	Collateral received includes securities received by our company from the counterparty. These securities are not included on the consolidated statements of financial condition unless there is an event of default. The fair value of securities pledged as collateral was $248.5 million and $160.3 million at December 31, 2016 and 2015, respectively.
[2]	Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.
[3]	Collateral pledged includes the fair value of securities pledged by our company to the counter party. These securities are included on the consolidated statements of financial condition unless we default. Collateral pledged by our company to the counter party includes U.S. government agency securities, U.S. government securities, and corporate fixed income securities with market values of $299.3 million and $285.7 million at December 31, 2016 and 2015, respectively.
[4]	Included in other assets in the consolidated statements of financial condition.
[5]	Included in accounts payable and accrued expenses in the consolidated statements of financial condition.